Financial instruments and risk management - Summary of Categories of Financial Assets (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Financial Assets [Line Items]
Financial assets	£ 72,343	£ 74,169
Trade Receivables
Disclosure of Financial Assets [Line Items]
Financial assets	915	331
Cash and Cash Equivalents
Disclosure of Financial Assets [Line Items]
Financial assets	54,816	73,537
U.S.Treasury Bills
Disclosure of Financial Assets [Line Items]
Financial assets	16,328
Non-current Financial Assets at Amortised Cost
Disclosure of Financial Assets [Line Items]
Financial assets	£ 284	£ 301